Segment Reporting (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	$ 40,343,386	$ 56,343,823
Non-current assets	40,966,318	34,754,942
Total assets	81,309,704	91,098,765
Current liabilities	7,282,509	7,696,639
Total liabilities	7,282,509	7,696,639
Wholesale and Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	34,036,883	50,272,887
Non-current assets	34,036,883	4,354,540
Total assets	43,024,740	54,627,427
Current liabilities	3,722,277	3,342,199
Total liabilities	3,722,277	3,342,199
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	6,284,118	6,048,538
Non-current assets	31,978,462	30,400,401
Total assets	38,262,580	36,448,939
Current liabilities	1,995,164	1,793,351
Total liabilities	1,995,164	1,793,351
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	22,384	22,398
Non-current assets
Total assets	22,384	22,398
Current liabilities	1,565,068	2,561,089
Total liabilities	$ 1,565,068	$ 2,561,089